JOHNSON EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Communications - 2.1%
Alphabet, Inc. - Class A	61,312	$ 14,904,947

Consumer Discretionary - 9.1%
Amazon.com, Inc. (a)	91,600	20,112,612
Genuine Parts Co.	72,000	9,979,200
Lowe's Cos., Inc.	50,300	12,640,893
McDonald's Corp.	42,500	12,915,325
TJX Cos., Inc. (The)	65,485	9,465,202
		65,113,232
Consumer Staples - 4.4%
Coca-Cola Co. (The)	214,620	14,233,598
PepsiCo, Inc.	79,900	11,221,156
Procter & Gamble Co. (The)	36,690	5,637,419
		31,092,173
Energy - 7.5%
Baker Hughes Co.	338,000	16,467,360
Chevron Corp.	88,510	13,744,718
Williams Cos., Inc. (The)	363,800	23,046,730
		53,258,808
Financials - 15.9%
American Financial Group, Inc.	103,400	15,067,448
Apollo Global Management, Inc.	99,000	13,193,730
Axis Capital Holdings Ltd.	176,450	16,903,910
Everest Group Ltd.	34,200	11,977,866
First Horizon Corp.	688,550	15,568,116
Marsh & McLennan Cos., Inc.	61,600	12,414,248
Nasdaq, Inc.	142,400	12,595,280
Willis Towers Watson plc	44,870	15,500,341
		113,220,939
Health Care - 10.9%
Abbott Laboratories	105,218	14,092,899
Cencora, Inc.	47,900	14,970,187
Danaher Corp.	94,043	18,644,965
Medtronic plc	108,836	10,365,541
Stryker Corp.	37,000	13,677,790

JOHNSON EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Health Care - 10.9% (Continued)
Zoetis, Inc.	39,792	$ 5,822,365
		77,573,747
Industrials - 14.1%
Amphenol Corp. - Class A	94,000	11,632,500
Honeywell International, Inc.	61,150	12,872,075
IDEX Corp.	63,000	10,253,880
Illinois Tool Works, Inc.	52,000	13,559,520
Nordson Corp.	62,750	14,241,113
nVent Electric plc	249,000	24,561,360
Waste Management, Inc.	60,500	13,360,215
		100,480,663
Materials - 1.7%
Avery Dennison Corp.	75,000	12,162,750

Technology - 25.2%
Accenture plc - Class A	52,940	13,055,004
Adobe, Inc. (a)	31,010	10,938,777
Analog Devices, Inc.	59,200	14,545,440
Apple, Inc.	61,760	15,725,949
ASML Holding N.V.	18,600	18,006,474
Intuit, Inc.	20,950	14,306,965
Mastercard, Inc. - Class A	24,100	13,708,321
Microsoft Corp.	66,160	34,267,572
Roper Technologies, Inc.	26,000	12,965,940
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	40,000	11,171,600
Visa, Inc. - Class A	62,100	21,199,698
		179,891,740
Utilities - 6.0%
Alliant Energy Corp.	321,910	21,699,953
American Electric Power Co., Inc.	188,600	21,217,500
		42,917,453

Total Common Stocks (Cost $447,534,283)		$ 690,616,452

JOHNSON EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.1%	Shares	Value
First American Government Obligations Fund - Class Z, 4.01% (b) (Cost $21,987,776)	21,987,776	$ 21,987,776

Investments at Value - 100.0% (Cost $469,522,059)		$ 712,604,228

Other Assets in Excess of Liabilities - 0.0% (c)		261,718

Net Assets - 100.0%		$ 712,865,946

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2025.
(c)	Percentage rounds to less than 0.1%.

ADR	- American Depositary Receipt
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company

JOHNSON OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Communications - 1.0%
New York Times Co. (The) - Class A	31,200	$ 1,790,880

Consumer Discretionary - 7.0%
Floor & Decor Holdings, Inc. - Class A (a)	29,900	2,203,630
Genuine Parts Co.	18,600	2,577,960
LKQ Corp.	49,100	1,499,514
Ralph Lauren Corp.	6,200	1,944,072
Rush Enterprises, Inc. - Class A	52,200	2,791,134
Texas Roadhouse, Inc.	11,900	1,977,185
		12,993,495
Consumer Staples - 3.4%
BJ's Wholesale Club Holdings, Inc. (a)	17,900	1,669,175
Coca-Cola Consolidated, Inc.	21,000	2,460,360
Murphy USA, Inc.	5,300	2,057,778
		6,187,313
Energy - 4.6%
Antero Midstream Corp.	154,300	2,999,592
DT Midstream, Inc.	25,000	2,826,500
World Kinect Corp.	99,200	2,574,240
		8,400,332
Financials - 12.5%
American Financial Group, Inc.	21,000	3,060,120
Arrow Financial Corp.	54,797	1,550,755
Axis Capital Holdings Ltd.	29,200	2,797,360
East West Bancorp, Inc.	22,000	2,341,900
Everest Group Ltd.	6,600	2,311,518
HBT Financial, Inc.	88,800	2,237,760
SEI Investments Co.	26,000	2,206,100
UMB Financial Corp.	19,300	2,284,155
Webster Financial Corp.	41,000	2,437,040
Wintrust Financial Corp.	13,400	1,774,696
		23,001,404
Health Care - 13.8%
Charles River Laboratories International, Inc. (a)	18,500	2,894,510
Chemed Corp.	5,000	2,238,700

JOHNSON OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Health Care - 13.8% (Continued)
iRadimed Corp.	23,000	$ 1,636,680
Jazz Pharmaceuticals plc (a)	18,900	2,491,020
LeMaitre Vascular, Inc.	24,800	2,170,248
Option Care Health, Inc. (a)	100,200	2,781,552
QIAGEN N.V.	51,041	2,280,512
Quest Diagnostics, Inc.	13,400	2,553,772
Repligen Corp. (a)	9,900	1,323,333
U.S. Physical Therapy, Inc.	25,800	2,191,710
Universal Health Services, Inc. - Class B	13,800	2,821,272
		25,383,309
Industrials - 18.7%
A.O. Smith Corp.	36,800	2,701,488
Allison Transmission Holdings, Inc.	24,500	2,079,560
Applied Industrial Technologies, Inc.	11,000	2,871,550
Core & Main, Inc. - Class A (a)	38,600	2,077,838
Donaldson Co., Inc.	37,300	3,053,005
ESAB Corp.	24,500	2,737,630
Gorman-Rupp Co. (The)	43,500	2,018,835
ITT, Inc.	11,200	2,002,112
Littelfuse, Inc.	11,000	2,849,110
LSI Industries, Inc.	105,300	2,486,133
Nordson Corp.	12,300	2,791,485
nVent Electric plc	31,200	3,077,568
TopBuild Corp. (a)	5,000	1,954,300
Watts Water Technologies, Inc. - Class A	6,400	1,787,392
		34,488,006
Materials - 10.4%
Avery Dennison Corp.	16,400	2,659,588
Element Solutions, Inc.	100,000	2,517,000
H.B. Fuller Co.	43,700	2,590,536
Hawkins, Inc.	12,900	2,357,088
Reliance, Inc.	9,700	2,724,051
RPM International, Inc.	19,800	2,334,024
UFP Industries, Inc.	23,000	2,150,270
UFP Technologies, Inc. (a)	9,000	1,796,400
		19,128,957

JOHNSON OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Value
Real Estate - 3.7%
Americold Realty Trust, Inc.	88,200	$ 1,079,568
Jones Lang LaSalle, Inc. (a)	7,900	2,356,412
NNN REIT, Inc.	46,900	1,996,533
STAG Industrial, Inc.	37,400	1,319,846
		6,752,359
Technology - 21.1%
Amdocs Ltd.	17,700	1,452,285
Appfolio, Inc. - Class A (a)	8,800	2,425,808
Bentley Systems, Inc. - Class B	39,200	2,018,016
CACI International, Inc. - Class A (a)	4,300	2,144,754
CCC Intelligent Solutions Holdings, Inc. (a)	290,800	2,649,188
Clearwater Analytics Holdings, Inc. - Class A (a)	62,300	1,122,646
Dynatrace, Inc. (a)	51,400	2,490,330
Fabrinet (a)	4,500	1,640,790
Genpact Ltd.	48,200	2,019,098
Globant S.A. (a)	12,000	688,560
ICF International, Inc.	23,500	2,180,800
Jack Henry & Associates, Inc.	14,100	2,099,913
MAXIMUS, Inc.	28,100	2,567,497
ON Semiconductor Corp. (a)	52,400	2,583,844
Paylocity Holding Corp. (a)	6,900	1,098,963
SPS Commerce, Inc. (a)	24,900	2,593,086
TD SYNNEX Corp.	17,000	2,783,750
Tyler Technologies, Inc. (a)	2,150	1,124,794
WEX, Inc. (a)	8,500	1,339,005
Zebra Technologies Corp. - Class A (a)	6,300	1,872,108
		38,895,235
Utilities - 3.2%
Atmos Energy Corp.	7,600	1,297,700
Portland General Electric Co.	32,200	1,416,800
Unitil Corp.	65,500	3,134,830
		5,849,330

Total Common Stocks (Cost $153,784,635)		$ 182,870,620

JOHNSON OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.6%	Shares	Value
First American Government Obligations Fund - Class Z, 4.01% (b) (Cost $1,180,838)	1,180,838	$ 1,180,838

Investments at Value - 100.0% (Cost $154,965,473)		$ 184,051,458

Other Assets in Excess of Liabilities - 0.0% (c)		5,241

Net Assets - 100.0%		$ 184,056,699

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2025.
(c)	Percentage rounds to less than 0.1%.

N.V.	- Naamloze Vennootschap
plc	- Public Limited Company
S.A.	- Societe Anonyme

JOHNSON INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

MONEY MARKET FUNDS - 99.2%	Shares	Value
First American Government Obligations Fund - Class Z, 4.01% (a) (Cost $5,047,844)	5,047,844	$ 5,047,844

Other Assets in Excess of Liabilities - 0.8%		41,673

Net Assets - 100.0%		$ 5,089,517

(a)	The rate shown is the 7-day effective yield as of September 30, 2025.

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

CORPORATE BONDS - 63.1%	Coupon	Maturity	Par Value	Value
Finance - 28.9%
Allstate Corp. (The)	0.750%	12/15/25	$ 4,642,000	$ 4,608,138
American Express Co.	1.650%	11/04/26	4,725,000	4,607,790
AON plc	3.875%	12/15/25	4,494,000	4,485,978
Bank of America Corp.	5.202%	04/25/29	5,785,000	5,929,196
Chubb INA Holdings, Inc.	3.350%	05/03/26	4,559,000	4,535,773
Enterprise Products Operating, LLC	5.050%	01/10/26	5,000,000	5,009,197
Essex Portfolio, L.P.	3.375%	04/15/26	3,740,000	3,719,970
Essex Portfolio, L.P.	1.700%	03/01/28	1,000,000	943,423
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	3,895,000	4,103,575
Huntington Bancshares, Inc.	6.208%	08/21/29	4,140,000	4,356,122
JPMorgan Chase & Co.	3.540%	05/01/28	3,275,000	3,245,631
JPMorgan Chase & Co.	2.182%	06/01/28	2,455,000	2,379,893
KeyCorp, Series O	4.150%	10/29/25	4,562,000	4,560,763
Morgan Stanley	3.591%	07/22/28	5,800,000	5,738,876
MPLX, L.P.	1.750%	03/01/26	4,731,000	4,681,153
National Retail Properties, Inc.	4.000%	11/15/25	4,560,000	4,555,292
PNC Financial Services Group, Inc. (The)	5.300%	01/21/28	4,010,000	4,069,164
PNC Financial Services Group, Inc. (The)	4.050%	07/26/28	1,195,000	1,192,231
Truist Financial Corp., Series H	3.875%	03/19/29	1,555,000	1,531,574
Truist Financial Corp.	4.590%	09/17/29	3,500,000	3,523,308
Truist Financial Corp.	2.250%	03/11/30	1,000,000	911,472
U.S. Bancorp, Series MTN	3.100%	04/27/26	4,340,000	4,314,024
U.S. Bancorp, Series Y	3.000%	07/30/29	1,360,000	1,301,735
Wells Fargo & Co., Series M	4.100%	06/03/26	4,320,000	4,313,463
				88,617,741
Industrials - 21.6%
Becton Dickinson & Co.	3.700%	06/06/27	3,835,000	3,809,538
Cisco Systems, Inc.	4.850%	02/26/29	4,000,000	4,104,960
Dover Corp.	3.150%	11/15/25	4,515,000	4,505,307
Home Depot, Inc. (The)	4.750%	06/25/29	4,000,000	4,098,008
Honeywell International, Inc.	2.500%	11/01/26	2,000,000	1,967,859
Johnson Controls International plc	3.900%	02/14/26	4,260,000	4,250,834
Lowe's Companies, Inc.	2.500%	04/15/26	4,080,000	4,046,567
Norfolk Southern Corp.	2.900%	06/15/26	4,450,000	4,410,438
Parker-Hannifin Corp.	4.250%	09/15/27	4,505,000	4,527,187

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 63.1% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 21.6% (Continued)
Roper Technologies, Inc.	1.400%	09/15/27	$ 1,670,000	$ 1,587,677
Starbucks Corp.	4.850%	02/08/27	4,095,000	4,135,539
Target Corp.	4.350%	06/15/28	1,945,000	1,964,634
Target Corp.	3.375%	04/15/29	3,679,000	3,601,786
T-Mobile U.S., Inc.	2.625%	04/15/26	4,402,000	4,364,768
Union Pacific Corp.	3.950%	09/10/28	5,546,000	5,554,614
Verizon Communications, Inc.	2.100%	03/22/28	4,760,000	4,539,015
Xylem, Inc.	3.250%	11/01/26	3,455,000	3,419,769
Xylem, Inc.	1.950%	01/30/28	1,200,000	1,144,659
				66,033,159
Utilities - 12.6%
Berkshire Hathaway, Inc.	3.250%	04/15/28	2,743,000	2,693,733
Duke Energy Corp.	2.650%	09/01/26	4,610,000	4,554,098
Emerson Electric Co.	2.000%	12/21/28	5,690,000	5,355,593
Eversource Energy, Series AA	4.750%	05/15/26	1,225,000	1,228,549
Eversource Energy, Series U	1.400%	08/15/26	1,685,000	1,644,472
Eversource Energy, Series DD	5.000%	01/01/27	1,205,000	1,216,139
Florida Power & Light Co.	4.400%	05/15/28	4,370,000	4,418,512
Georgia Power Co., Series 2016-A	3.250%	04/01/26	3,986,000	3,966,546
National Rural Utilities Cooperative Finance Corp. (The)	3.400%	02/07/28	3,955,000	3,896,693
National Rural Utilities Cooperative Finance Corp. (The)	3.700%	03/15/29	2,000,000	1,969,981
Virginia Electric & Power Co., Series A	3.150%	01/15/26	1,080,000	1,076,387
Virginia Electric & Power Co., Series A	3.800%	04/01/28	3,585,000	3,569,467
Xcel Energy, Inc.	4.000%	06/15/28	3,000,000	2,996,734
				38,586,904

Total Corporate Bonds (Cost $191,672,987)				$ 193,237,804

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.9%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 2.9%
FHLMC, Series 4287, Class AB	2.000%	12/15/26	$ 80,696	$ 79,051
FHLMC, Pool #J3-2364	2.500%	11/01/28	334,101	328,274

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.9% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 2.9% (Continued)
FHLMC, Pool #ZS-7207	3.500%	07/01/30	$ 362,915	$ 359,206
FHLMC, Pool #G1-8642	3.500%	04/01/32	432,158	425,851
FHLMC, Pool #G1-6330	3.500%	08/01/32	415,657	410,970
FHLMC, Pool #SB-0380	3.500%	02/01/34	492,640	483,397
FHLMC, Series 5050, Class BG	1.000%	01/15/41	501,457	457,478
FHLMC, Series 5902, Class XC	1.500%	01/15/41	1,404,622	1,254,770
FHLMC, Series 4009, Class PA	2.000%	06/15/41	130,222	126,729
FHLMC, Series 4709, Class EA	3.000%	01/15/46	494,940	482,004
FHLMC, Series 5301, Class ED	5.000%	04/01/53	4,337,269	4,378,686
				8,786,416
Federal National Mortgage Association - 7.7%
FNMA, Pool #AT2060	2.500%	04/01/28	287,027	282,091
FNMA, Pool #109745	3.540%	10/01/28	3,936,880	3,887,689
FNMA, Pool #BZ1051	4.780%	06/01/29	1,000,000	1,023,687
FNMA, Pool #AL9230	3.500%	12/01/29	291,129	288,599
FNMA, Pool #FM1536	2.500%	11/01/30	104,017	102,310
FNMA, Series 2013-3, Class DK	1.750%	02/25/33	328,940	310,129
FNMA, Pool #FM2287	4.500%	03/01/34	388,532	392,541
FNMA, Pool #FM2989	3.000%	09/01/34	550,661	536,862
FNMA, Pool #AL7077	4.000%	07/01/35	676,523	668,696
FNMA, Pool #833200	5.500%	09/01/35	146,597	152,186
FNMA, Pool #CA7891	1.500%	11/01/35	3,577,710	3,253,978
FNMA, Series 2020-044, Class TE	2.000%	12/25/35	1,218,706	1,135,303
FNMA, Pool #MA4330	2.500%	05/01/36	2,546,333	2,401,626
FNMA, Series FM8444	2.000%	06/01/36	1,772,897	1,642,164
FNMA, Pool #FM2293	4.000%	09/01/36	1,263,064	1,246,575
FNMA, Pool #FS6096	2.000%	03/01/37	3,385,393	3,142,189
FNMA, Pool #FM7224	4.500%	11/01/38	587,503	589,973
FNMA, Pool #AJ7509 (RFUCCT1Y + 178) (a)	6.405%	12/01/41	12,329	12,447
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	13,924	13,746
FNMA, Series 2015-28, Class P	2.500%	05/25/45	1,579,116	1,474,023
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	1,318,788	1,013,376
				23,570,190

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.9% (Continued)	Coupon	Maturity	Par Value	Value
Government National Mortgage Association - 1.3%
GNMA, Series 2024-126, Class BP	2.250%	10/20/44	$ 4,422,324	$ 4,043,912

Total Collateralized Mortgage Obligations (Cost $37,216,678)				$ 36,400,518

MUNICIPAL BONDS - 1.2%	Coupon	Maturity	Par Value	Value
Houston Texas Utility System Revenue	1.516%	11/15/28	$ 940,000	$ 874,786
Wisconsin State General Fund Annual Appropriation Revenue	2.196%	05/01/27	3,000,000	2,924,604
Total Municipal Bonds (Cost $3,759,766)				$ 3,799,390

U.S. GOVERNMENT & AGENCIES - 2.9%	Coupon	Maturity	Par Value	Value
Federal Farm Credit Bank - 0.6%
FFCB	4.750%	10/13/27	$ 2,000,000	$ 2,041,110

Federal Home Loan Mortgage Corporation - 2.3%
FHLMC	4.500%	11/01/29	4,000,000	4,034,218
FHLMC	2.500%	02/01/35	3,000,000	2,920,055
				6,954,273

Total U.S. Government & Agencies (Cost $8,947,526)				$ 8,995,383

U.S. TREASURY OBLIGATIONS - 18.0%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 18.0%
U.S. Treasury Notes	4.500%	11/15/25	$ 5,000,000	$ 5,001,953
U.S. Treasury Notes (b)	1.625%	05/15/26	3,500,000	3,453,379
U.S. Treasury Notes (a)	4.058%	04/30/27	2,100,000	2,098,906
U.S. Treasury Notes (b)	2.750%	07/31/27	9,100,000	8,957,812
U.S. Treasury Notes (b)	2.750%	02/15/28	11,950,000	11,713,801

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 18.0% (Continued)	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 18.0% (Continued)
U.S. Treasury Notes (b)	2.375%	05/15/29	$ 10,510,000	$ 10,052,651
U.S. Treasury Notes (b)	1.500%	02/15/30	15,090,000	13,760,194
Total U.S. Treasury Obligations (Cost $54,716,798)				$ 55,038,696

MONEY MARKET FUNDS - 1.8%			Shares	Value
First American Government Obligations Fund - Class Z, 4.01% (c) (Cost $5,462,060)			5,462,060	$ 5,462,060

Investments at Value - 98.9% (Cost $301,775,815)				$ 302,933,851

Other Assets in Excess of Liabilities - 1.1%				3,442,370

Net Assets - 100.0%				$ 306,376,221

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	All or a portion of the security is segregated as collateral on futures contracts. The total fair value of collateral as of September 30, 2025 is $22,261,320.
(c)	The rate shown is the 7-day effective yield as of September 30, 2025.

plc	- Public Limited Company
RFUCCT	- Refinitiv USD IBOR Cash Fallbacks
SOFR	- Secured Overnight Financing Rate

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF FUTURES CONTRACTS
September 30, 2025 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value at Purchase	Notional Value	Value/Unrealized Appreciation
Index Futures
E-Mini S&P 500 Future	903	12/19/2025	$298,367,665	$304,254,56	$ 5,886,898

The average monthly notional value of futures contracts during the nine months ended September 30, 2025 was $277,359,817.

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

CORPORATE BONDS - 46.0%	Coupon	Maturity	Par Value	Value
Finance - 19.5%
Allstate Corp. (The)	5.250%	03/30/33	$ 30,000,000	$ 31,113,823
American Express Co.	5.532%	04/25/30	28,985,000	30,280,457
American Express Co.	6.489%	10/30/31	6,500,000	7,122,076
AON Corp.	3.750%	05/02/29	11,646,000	11,476,038
Bank of America Corp.	5.202%	04/25/29	32,890,000	33,709,810
Bank of New York Mellon Corp. (The), Series J	6.317%	10/25/29	9,017,000	9,595,010
Bank of New York Mellon Corp. (The), Series J	4.289%	06/13/33	16,000,000	15,744,564
Essex Portfolio, L.P.	3.000%	01/15/30	9,666,000	9,154,274
Essex Property Trust, Inc.	3.625%	05/01/27	2,298,000	2,281,793
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	26,956,000	28,399,481
Huntington Bancshares, Inc.	4.443%	08/04/28	7,655,000	7,690,260
Huntington Bancshares, Inc.	6.208%	08/21/29	2,830,000	2,977,736
Huntington Bancshares, Inc.	2.550%	02/04/30	11,628,000	10,764,535
JPMorgan Chase & Co. (SOFR + 379) (a)	4.493%	03/24/31	7,660,000	7,731,390
KeyCorp, Series O	4.100%	04/30/28	3,810,000	3,804,694
KeyCorp	2.550%	10/01/29	7,755,000	7,262,939
KeyCorp, Series S	5.121%	04/04/31	2,000,000	2,053,591
PNC Financial Services Group, Inc. (The)	2.307%	04/23/32	6,000,000	5,353,853
PNC Financial Services Group, Inc. (The)	5.939%	08/18/34	15,605,000	16,739,078
Prologis, Inc.	5.125%	01/15/34	10,060,000	10,333,049
Truist Financial Corp.	2.250%	03/11/30	22,716,000	20,704,991
Truist Financial Corp., Series G	6.123%	10/28/33	6,265,000	6,746,607
Truist Financial Corp.	5.122%	01/26/34	12,305,000	12,476,285
U.S. Bancorp, Series Y	3.000%	07/30/29	16,755,000	16,037,180
U.S. Bancorp, Series BB	4.967%	07/22/33	11,985,000	12,040,396
U.S. Bancorp, Series AA	5.850%	10/21/33	11,975,000	12,766,785
Wells Fargo & Co., Series M	4.100%	06/03/26	15,315,000	15,291,827
Wells Fargo & Co., Series O	4.300%	07/22/27	14,199,000	14,249,509
Wells Fargo & Co., Series Q (TSFR3M + 157.2) (a)	3.584%	05/22/28	2,000,000	1,981,571
				365,883,602
Industrials - 14.7%
Air Products and Chemicals, Inc.	4.850%	02/08/34	14,470,000	14,695,234
Becton Dickinson & Co.	3.700%	06/06/27	9,500,000	9,436,925
Becton Dickinson & Co.	2.823%	05/20/30	14,950,000	14,021,328

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 46.0% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 14.7% (Continued)
Cisco Systems, Inc.	4.850%	02/26/29	$ 3,000,000	$ 3,078,720
Cisco Systems, Inc.	5.050%	02/26/34	19,625,000	20,294,049
CVS Health Corp.	4.300%	03/25/28	19,133,000	19,144,735
Dover Corp.	3.150%	11/15/25	3,302,000	3,294,911
Dover Corp.	2.950%	11/04/29	25,499,000	24,254,806
Duke Energy Corp.	2.450%	06/01/30	21,000,000	19,343,718
Honeywell International, Inc.	5.000%	02/15/33	22,000,000	22,614,356
Honeywell International, Inc.	5.000%	03/01/35	11,580,000	11,760,664
Johnson Controls International plc	3.900%	02/14/26	6,430,000	6,416,165
Johnson Controls International plc	4.900%	12/01/32	9,870,000	10,054,257
Kroger Co. (The)	2.200%	05/01/30	1,000,000	914,618
Lowes Cos., Inc.	4.500%	04/15/30	5,072,000	5,136,547
Parker-Hannifin Corp.	3.250%	03/01/27	8,710,000	8,619,994
Parker-Hannifin Corp.	4.250%	09/15/27	16,331,000	16,411,430
PepsiCo, Inc., Series 2020 D	5.000%	02/07/35	4,250,000	4,347,307
Target Corp.	3.375%	04/15/29	2,000,000	1,958,024
Target Corp.	5.000%	04/15/35	7,000,000	7,086,248
Verizon Communications, Inc.	4.016%	12/03/29	28,496,000	28,298,706
Walmart, Inc.	4.900%	04/28/35	9,674,000	9,940,233
Xylem, Inc.	1.950%	01/30/28	5,250,000	5,007,886
Xylem, Inc.	2.250%	01/30/31	10,731,000	9,642,309
				275,773,170
Utilities - 11.8%
Berkshire Hathaway, Inc.	3.700%	07/15/30	12,267,000	12,018,532
Duke Energy Corp.	2.650%	09/01/26	8,575,000	8,471,018
Eversource Energy, Series M	3.300%	01/15/28	9,140,000	8,943,139
Eversource Energy, Series O	4.250%	04/01/29	19,308,000	19,252,364
Eversource Energy, Series R	1.650%	08/15/30	232,000	203,731
Florida Power & Light Co.	5.100%	04/01/33	36,677,000	37,955,195
Georgia Power Co., Series 2019B	2.650%	09/15/29	28,141,000	26,647,824
Georgia Power Co., Series 2025B	4.850%	03/15/31	14,000,000	14,369,462
Interstate Power & Light Co.	4.100%	09/26/28	20,965,000	20,919,833
Interstate Power & Light Co.	2.300%	06/01/30	9,379,000	8,569,742
Interstate Power & Light Co.	5.700%	10/15/33	625,000	655,176
National Rural Utilities Cooperative Finance Corp. (The)	3.700%	03/15/29	7,558,000	7,444,559

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 46.0% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 11.8% (Continued)
National Rural Utilities Cooperative Finance Corp. (The)	2.400%	03/15/30	$ 12,595,000	$ 11,704,195
Virginia Electric & Power Co., Series A	3.500%	03/15/27	1,807,000	1,793,211
Virginia Electric & Power Co., Series C	5.300%	08/15/33	3,631,000	3,765,142
Xcel Energy, Inc.	4.000%	06/15/28	18,857,000	18,836,474
Xcel Energy, Inc.	3.400%	06/01/30	19,340,000	18,549,059
				220,098,656

Total Corporate Bonds (Cost $870,786,763)				$ 861,755,428

COLLATERALIZED MORTGAGE OBLIGATIONS - 23.3%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 9.4%
FHLMC, Series 4287, Class AB	2.000%	12/15/26	$ 151,306	$ 148,221
FHLMC, Pool #ZA-3721	3.000%	06/01/29	2,022,302	1,989,978
FHLMC, Pool #ZK-6713	3.000%	06/01/29	1,158,908	1,140,161
FHLMC, Pool #C0-1005	8.000%	06/01/30	359	383
FHLMC, Pool #V6-1479, Series V6-1479	2.500%	01/01/32	1,599,592	1,543,172
FHLMC, Pool #G1-8642	3.500%	04/01/32	1,367,564	1,347,604
FHLMC, Pool #ZT-1964	3.500%	06/01/32	2,001,934	1,973,019
FHLMC, Pool #G1-8667	3.500%	11/01/32	854,306	841,221
FHLMC, Series 4151, Class PA	2.000%	01/15/33	892,510	848,505
FHLMC, Pool #78-0439 (H15T1Y + 222.3) (a)	6.473%	04/01/33	7,019	7,110
FHLMC, Pool #G0-8068	5.500%	07/01/35	415,100	431,502
FHLMC, Pool #G0-1880	5.000%	08/01/35	19,658	20,048
FHLMC, Pool #G0-6616	4.500%	12/01/35	183,523	184,243
FHLMC, Pool #G3-0933	4.000%	01/01/36	7,619,733	7,532,368
FHLMC, Series 3109, Class ZN	5.500%	02/15/36	412,821	422,245
FHLMC, Pool #G3-1087	4.000%	07/01/38	1,353,607	1,330,796
FHLMC, Series 4887, Class A	3.250%	09/15/38	380,949	367,667
FHLMC, Pool #SC-0066	4.500%	01/01/39	4,538,724	4,542,582
FHLMC, Series 4287, Class AB	3.500%	07/15/39	64,032	62,491
FHLMC, Pool #G0-1880	4.500%	10/01/39	46,264	46,340
FHLMC, Pool #A8-9335	5.000%	10/01/39	105,977	108,194
FHLMC, Series 3592, Class BZ	5.000%	10/15/39	279,334	285,404

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 23.3% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 9.4% (Continued)
FHLMC, Pool #SC-0047	3.000%	01/01/40	$ 17,905,974	$ 16,826,855
FHLMC, Series 3946, Class LN	3.500%	04/15/41	194,094	192,262
FHLMC, Series 4105, Class PJ	3.500%	06/15/41	194,860	193,136
FHLMC, Pool #RB-5125	2.000%	09/01/41	10,682,431	9,294,103
FHLMC, Pool #SC-0384	2.000%	04/01/42	16,532,438	14,425,072
FHLMC, Pool #2B-0350 (RFUCCT1Y + 186) (a)	6.860%	04/01/42	5,323	5,379
FHLMC, Pool #ZS-9278	2.000%	05/01/42	27,008,659	23,464,819
FHLMC, Series 4087, Class PT	3.000%	07/15/42	275,277	260,724
FHLMC, Series 4180, Class ME	2.500%	10/15/42	581,677	559,225
FHLMC, Series 4161, Class QA	3.000%	02/15/43	65,905	63,196
FHLMC, Series 4471, GA	3.000%	02/15/44	7,744,988	7,425,143
FHLMC, Series 4517, Class PC	2.500%	05/15/44	404,289	390,201
FHLMC, Series 4689, Class DA	3.000%	07/15/44	287,058	283,395
FHLMC, Series 4831, Class BA	3.500%	10/15/44	40,207	40,050
FHLMC, Series 4567, Class LA	3.000%	08/15/45	82,442	78,979
FHLMC, Series 4582, Class PA	3.000%	11/15/45	1,266,798	1,203,319
FHLMC, Series 4709, Class EA	3.000%	01/15/46	584,030	568,765
FHLMC, Pool #SD-1069	3.500%	06/01/49	4,760,431	4,447,563
FHLMC, Series 4906, Class DE	2.500%	09/25/49	2,944,438	2,637,139
FHLMC, Pool #SD-0695	4.000%	12/01/49	411,899	397,558
FHLMC, Pool #SD-2170	3.000%	07/01/51	19,998,998	17,834,569
FHLMC, Pool #SD-7544	3.000%	07/01/51	7,257,440	6,497,081
FHLMC, Pool #SD-7556	3.000%	08/01/52	38,187,391	34,034,545
FHLMC, Series 5301, Class ED	5.000%	04/01/53	9,081,864	9,168,587
				175,464,919
Federal National Mortgage Association - 13.0%
FNMA, Pool #AN9848	3.000%	01/01/30	36,675	36,006
FNMA, Pool #MA0384 (a)	5.000%	04/01/30	171,728	173,723
FNMA, Pool #AL6923	3.000%	05/01/30	2,252,407	2,212,038
FNMA, Pool #AS5794	3.000%	09/01/30	529,304	518,611
FNMA, Pool #AS6548, Series 2016	2.500%	01/01/31	1,135,581	1,100,838
FNMA, Pool #AL9309	3.500%	10/01/31	407,513	402,097
FNMA, Pool #MA1107	3.500%	07/01/32	186,346	182,976
FNMA, Pool #MA1237	3.000%	11/01/32	122,997	119,172
FNMA, Pool #725027	5.000%	11/01/33	89,785	91,165

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 23.3% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 13.0% (Continued)
FNMA, Pool #FM5394	3.000%	03/01/34	$ 3,074,308	$ 2,972,081
FNMA, Pool #FM3388	4.000%	03/01/34	89,836	89,596
FNMA, Pool #725704	6.000%	08/01/34	36,562	38,055
FNMA, Pool #FM5050	2.500%	02/01/35	573,620	558,736
FNMA, Pool #AL7077	4.000%	07/01/35	1,345,402	1,329,836
FNMA, Series 2005-64, Class PL	5.500%	07/25/35	12,737	13,133
FNMA, Pool #BM1971	3.500%	12/01/35	839,092	819,546
FNMA, Pool #888223	5.500%	01/01/36	129,220	134,163
FNMA, Series 2016-99, Class TA	3.500%	03/25/36	119,049	117,691
FNMA, Pool #995112	5.500%	07/01/36	137,445	142,507
FNMA, Series 2014-20, Class AC	3.000%	08/25/36	7,846	7,803
FNMA, Pool #FM2293	4.000%	09/01/36	181,347	178,979
FNMA, Pool #MA2773	3.000%	10/01/36	3,276,626	3,112,555
FNMA, Pool #AL9623	4.000%	12/01/36	1,129,125	1,114,993
FNMA, Pool #889050	6.000%	05/01/37	67,723	71,021
FNMA, Pool #MA3186	4.000%	11/01/37	4,112,367	4,047,267
FNMA, Pool #MA3337	4.000%	04/01/38	1,523,386	1,495,050
FNMA, Pool #AA4392	4.000%	04/01/39	308,117	300,310
FNMA, Pool #FM9469	4.000%	08/01/39	4,821,102	4,715,726
FNMA, Pool #CB0114	2.500%	04/01/41	13,744,902	12,376,196
FNMA, Series 2011-53, Class DT	4.500%	06/25/41	69,052	68,840
FNMA, Pool #AJ7509 (RFUCCT1Y + 178) (a)	6.405%	12/01/41	12,329	12,447
FNMA, Pool #FS9716	2.000%	08/01/42	38,100,648	33,172,714
FNMA, Pool #FS9718	2.000%	08/01/42	13,596,245	11,829,227
FNMA, Series 2012-128, Class TP	2.000%	11/25/42	322,495	305,716
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	30,912	30,517
FNMA, Series 2015-72, Class GB	2.500%	12/25/42	804,656	785,820
FNMA, Series 2013-75, Class EG	3.000%	02/25/43	178,674	171,762
FNMA, Series 2014-28, Class PA	3.500%	02/25/43	117,918	116,775
FNMA, Series 2013-83, Class MH	4.000%	08/25/43	101,585	99,485
FNMA, Pool #AU7025	3.000%	11/01/43	8,324,028	7,668,353
FNMA, Series 2014-4, Class PC	3.000%	02/25/44	534,910	517,900
FNMA, Series 2016-79, Class L	2.500%	10/25/44	727,422	698,597
FNMA, Series 2016-39, Class LA	2.500%	03/25/45	1,188,426	1,132,869

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 23.3% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 13.0% (Continued)
FNMA, Series 2016-64, Class PG	3.000%	05/25/45	$ 1,429,703	$ 1,368,839
FNMA, Series 2016-40, Class PA	3.000%	07/25/45	83,536	79,354
FNMA, Series 4768, Class GA	3.500%	09/15/45	1,313,130	1,298,868
FNMA, Series 2016-49, Class PA	3.000%	09/25/45	595,813	569,363
FNMA, Series 2016-99, Class PH	3.000%	01/25/46	1,079,105	1,036,183
FNMA, Series 2016-02, Class PB	2.000%	02/25/46	137,901	128,569
FNMA, Series 2018-67, Class BA	4.500%	03/25/46	767,172	770,350
FNMA, Series 2018-25, Class P	3.500%	03/25/46	1,682,100	1,649,964
FNMA, Pool #BE5067	3.500%	11/01/46	10,879,064	10,170,962
FNMA, Pool #BM5003	4.000%	03/01/47	952,160	922,444
FNMA, Pool #FM-4929	3.500%	03/01/48	3,906,798	3,650,033
FNMA, Series 2022-25, Class KA	4.000%	09/25/48	6,591,016	6,539,510
FNMA, Series 2019-60, Class DA	2.500%	03/25/49	1,363,264	1,223,383
FNMA, Pool #BM5003	3.500%	08/01/49	324,352	302,248
FNMA, Series 2018-67, Class BA	2.500%	08/25/49	97,149	86,753
FNMA, Pool #FS4218	4.000%	10/01/49	7,897,913	7,679,560
FNMA, Pool #CA4860	3.000%	12/01/49	23,552,490	21,061,158
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	5,872,728	4,512,692
FNMA, Pool #FM9631	3.000%	11/01/51	6,782,346	6,053,160
FNMA, Pool #FS3678	3.000%	12/01/51	10,981,578	9,830,479
FNMA, Pool #CB3051	3.000%	03/01/52	5,907,773	5,291,092
FNMA, Pool #FS4520	3.000%	04/01/52	29,757,283	26,584,398
FNMA, Pool #FS4608	3.000%	05/01/52	8,524,737	7,629,327
FNMA, Pool #FS7972	3.000%	05/01/52	10,767,836	9,616,379
FNMA, Pool #FS2724	3.000%	07/01/52	12,872,104	11,447,710
FNMA, Pool #FS8070	3.000%	07/01/52	10,109,202	9,008,813
				243,594,483
Government National Mortgage Association - 0.9%
GNMA, Pool #004847M	4.000%	11/01/25	555	554
GNMA, Pool #780400X	7.000%	12/01/25	6	6
GNMA, Pool #780420X	7.500%	08/01/26	34	34
GNMA, Pool #002658M	6.500%	10/01/28	2,355	2,411
GNMA, Pool #002945M	7.500%	07/01/30	281	290
GNMA, Pool #004187M	5.500%	07/01/38	6,496	6,766

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 23.3% (Continued)	Coupon	Maturity	Par Value	Value
Government National Mortgage Association - 0.9% (Continued)
GNMA, Series 2021-175, Class DG	2.000%	10/20/51	$ 19,486,838	$ 16,553,794
				16,563,855

Total Collateralized Mortgage Obligations (Cost $444,562,500)				$ 435,623,257

MUNICIPAL BONDS - 0.9%	Coupon	Maturity	Par Value	Value
Cincinnati Children's Hospital Medical Center, Series 2016Y	2.853%	11/15/26	$ 1,835,000	$ 1,804,665
Hamilton County Ohio Health Care FACS Revenue, Series 2019	3.374%	06/01/34	5,000,000	4,615,013
Sycamore Ohio Community SD Taxable School Improvement, Series 2010	5.850%	12/01/28	510,000	539,842
Texas Natural Gas Securitization Finance Corp. Revenue, Series 2023 A-1	5.102%	04/01/35	8,826,707	9,106,335
Total Municipal Bonds (Cost $16,187,971)				$ 16,065,855

U.S. GOVERNMENT & AGENCIES - 4.0%	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 4.0%
FNMA	3.320%	04/01/28	$ 9,260,000	$ 9,079,424
FNMA	3.740%	07/01/28	8,938,000	8,844,390
FNMA	3.650%	01/01/29	5,000,000	4,945,684
FNMA	3.150%	06/01/29	8,000,000	7,758,997
FNMA	1.520%	08/21/35	58,440,000	43,715,564
Total U.S. Government & Agencies (Cost $73,813,486)				$ 74,344,059

U.S. TREASURY OBLIGATIONS - 24.5%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 18.8%
U.S. Treasury Bonds	4.250%	05/15/39	$ 102,000,000	$ 100,406,250

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 24.5% (Continued)	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 18.8% (Continued)
U.S. Treasury Bonds	2.250%	05/15/41	$ 116,000,000	$ 85,930,625
U.S. Treasury Bonds	3.125%	08/15/44	100,000,000	80,062,500
U.S. Treasury Bonds	3.000%	11/15/44	85,000,000	66,499,218
U.S. Treasury Bonds	2.500%	05/15/46	27,500,000	19,327,344
				352,225,937
U.S. Treasury Notes - 5.7%
U.S. Treasury Notes	1.375%	11/15/31	3,800,000	3,289,375
U.S. Treasury Notes	4.125%	11/15/32	26,000,000	26,300,625
U.S. Treasury Notes	4.000%	02/15/34	70,000,000	69,825,000
U.S. Treasury Notes	3.875%	08/15/34	8,000,000	7,878,750
				107,293,750

Total U.S. Treasury Obligations (Cost $467,786,291)				$ 459,519,687

PREFERRED STOCKS - 0.5%			Shares	Value
Financials - 0.5%
Allstate Corp. (The), 5.10%, 01/15/53 (Cost $8,697,107)			354,596	$ 9,265,593

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.2%	Shares	Value
First American Government Obligations Fund - Class Z, 4.01% (b) (Cost $4,281,849)	4,281,849	$ 4,281,849

Investments at Value - 99.4% (Cost $1,886,115,967)		$ 1,860,855,728

Other Assets in Excess of Liabilities - 0.6%		11,275,444

Net Assets - 100.0%		$ 1,872,131,172

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	The rate shown is the 7-day effective yield as of September 30, 2025.

H15T1Y	- U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year
plc	- Public Limited Company
RFUCCT	- Refinitiv USD IBOR Cash Fallbacks
SOFR	- Secured Overnight Financing Rate

TSFR	- CME Term SOFR

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

CORPORATE BONDS - 49.3%	Coupon	Maturity	Par Value	Value
Finance - 21.2%
Allstate Corp. (The)	5.250%	03/30/33	$ 1,000,000	$ 1,037,128
American Express Co.	5.043%	07/26/28	1,250,000	1,271,496
American Express Co.	5.532%	04/25/30	3,630,000	3,792,239
AON Corp.	3.750%	05/02/29	615,000	606,025
Bank of America Corp.	5.202%	04/25/29	4,925,000	5,047,760
Bank of New York Mellon Corp. (The), Series J	6.317%	10/25/29	2,153,000	2,291,012
Bank of New York Mellon Corp. (The)	5.060%	07/22/32	2,500,000	2,581,711
Essex Portfolio, L.P.	4.000%	03/01/29	1,716,000	1,700,669
Essex Portfolio, L.P.	3.000%	01/15/30	2,690,000	2,547,589
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	3,824,000	4,028,773
Huntington Bancshares, Inc.	6.208%	08/21/29	3,300,000	3,472,271
Marsh & McLennan Cos., Inc.	4.550%	11/08/27	750,000	758,448
Morgan Stanley	3.591%	07/22/28	3,600,000	3,562,061
PNC Financial Services Group, Inc. (The) (SOFR + 173) (a)	6.615%	10/20/27	3,000,000	3,073,117
Prologis, Inc.	4.750%	01/15/31	1,000,000	1,020,888
Prologis, Inc.	5.125%	01/15/34	3,100,000	3,184,140
Truist Financial Corp.	2.250%	03/11/30	5,760,000	5,250,077
U.S. Bancorp, Series CC	5.678%	01/23/35	5,085,000	5,355,109
Wells Fargo & Co., Series Q	3.196%	06/17/27	5,185,000	5,149,055
				55,729,568
Industrials - 17.6%
Becton Dickinson & Co.	3.700%	06/06/27	4,000,000	3,973,442
Burlington Northern Santa Fe, LLC	6.750%	03/15/29	3,025,000	3,280,785
Cisco Systems, Inc.	4.850%	02/26/29	3,830,000	3,930,499
CVS Health Corp.	4.300%	03/25/28	3,200,000	3,201,963
CVS Health Corp.	5.400%	06/01/29	1,300,000	1,343,609
Dover Corp.	3.150%	11/15/25	2,650,000	2,644,311
Dover Corp.	2.950%	11/04/29	1,995,000	1,897,656
Home Depot, Inc. (The)	2.950%	06/15/29	2,500,000	2,411,364
Honeywell International, Inc.	4.875%	09/01/29	5,200,000	5,348,780
Johnson Controls International plc	3.900%	02/14/26	2,282,000	2,277,090
Lowe's Cos. Inc.	3.100%	05/03/27	500,000	492,938
Norfolk Southern Corp.	2.900%	06/15/26	2,190,000	2,170,530
Parker-Hannifin Corp.	4.250%	09/15/27	3,000,000	3,014,775

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 49.3% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 17.6% (Continued)
PepsiCo, Inc., Series 2020 D	5.000%	02/07/35	$ 2,830,000	$ 2,894,795
Target Corp.	2.350%	02/15/30	2,500,000	2,328,101
Target Corp.	5.000%	04/15/35	750,000	759,241
Xylem, Inc.	3.250%	11/01/26	4,000,000	3,959,212
Xylem, Inc.	2.250%	01/30/31	500,000	449,274
				46,378,365
Utilities - 10.5%
Duke Energy Corp.	2.650%	09/01/26	4,750,000	4,692,401
Eversource Energy, Series AA	4.750%	05/15/26	3,028,000	3,036,773
Eversource Energy, Series BB	5.125%	05/15/33	1,200,000	1,216,970
Florida Power & Light Co.	5.100%	04/01/33	4,880,000	5,050,068
Georgia Power Co., Series 2023 A	4.650%	05/16/28	4,000,000	4,060,923
Interstate Power & Light Co.	4.100%	09/26/28	2,367,000	2,361,900
Interstate Power & Light Co.	2.300%	06/01/30	747,000	682,546
Interstate Power & Light Co.	5.700%	10/15/33	1,500,000	1,572,422
National Rural Utilities Cooperative Finance Corp. (The)	1.650%	06/15/31	1,000,000	862,173
Virginia Electric & Power Co., Series B	2.950%	11/15/26	2,250,000	2,220,930
Xcel Energy, Inc.	4.000%	06/15/28	500,000	499,456
Xcel Energy, Inc.	3.400%	06/01/30	1,290,000	1,237,243
				27,493,805

Total Corporate Bonds (Cost $127,581,242)				$ 129,601,738

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.6%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 3.8%
FHLMC, Pool #G1-8642	3.500%	04/01/32	$ 308,684	$ 304,179
FHLMC, Series 4151, Class PA	2.000%	01/15/33	509,801	484,665
FHLMC, Pool #SB-0297	3.000%	03/01/35	1,368,749	1,317,224
FHLMC, Pool #G0-8068	5.500%	07/01/35	53,317	55,423
FHLMC, Pool #SC-0047	3.000%	01/01/40	2,378,470	2,235,129
FHLMC, Series 3946, Class LN	3.500%	04/15/41	110,600	109,556
FHLMC, Pool #2B-0350 (RFUCCT1Y + 186) (a)	6.860%	04/01/42	1,015	1,026
FHLMC, Series 5189, Class PG	2.500%	09/25/51	2,204,456	2,040,687

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.6% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 3.8% (Continued)
FHLMC, Series 5301, Class ED	5.000%	04/01/53	$ 3,318,954	$ 3,350,646
				9,898,535
Federal National Mortgage Association - 4.6%
FNMA, Pool #MA0384	5.000%	04/01/30	36,249	36,670
FNMA, Pool #MA1237	3.000%	11/01/32	526,712	510,332
FNMA, Series 2016-99, Class TA	3.500%	03/25/36	110,546	109,284
FNMA, Pool #FS0140	4.000%	11/01/37	2,511,017	2,475,891
FNMA, Pool #AA4392	4.000%	04/01/39	61,317	59,763
FNMA, Series 2011-52, Class PC	3.000%	03/25/41	101,007	99,597
FNMA, Pool #AJ7509 (RFUCCT1Y + 178) (a)	6.405%	12/01/41	12,329	12,447
FNMA, Pool #FS9716	2.000%	08/01/42	4,191,477	3,649,352
FNMA, Pool #FS9718	2.000%	08/01/42	4,911,371	4,273,071
FNMA, Series 2012-128, Class TP	2.000%	11/25/42	257,563	244,163
FNMA, Series 2015-37, Class BA	3.000%	08/25/44	429,538	412,777
FNMA, Pool #AY0089 (RFUCCT1Y + 160) (a)	6.273%	12/01/44	80,444	81,830
FNMA, Series 2016-39, Class LA	2.500%	03/25/45	336,347	320,623
				12,285,800
Government National Mortgage Association - 1.2%
GNMA, Pool #MA7852M	2.000%	02/20/37	2,242,205	2,087,959
GNMA, Series 2024-126, Class BP	2.250%	10/20/44	1,085,878	992,961
				3,080,920

Total Collateralized Mortgage Obligations (Cost $25,695,017)				$ 25,265,255

MUNICIPAL BONDS - 1.2%	Coupon	Maturity	Par Value	Value
Kansas Development Finance Authority, Series 2015 H	4.091%	04/15/27	$ 2,000,000	$ 2,002,390

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 1.2% (Continued)	Coupon	Maturity	Par Value	Value
Pennsylvania Economic Development Financing Authority Revenue, Series 2025	4.793%	06/01/30	$ 1,175,000	$ 1,203,814
Total Municipal Bonds (Cost $3,188,741)				$ 3,206,204

U.S. GOVERNMENT & AGENCIES - 3.2%	Coupon	Maturity	Par Value	Value
Federal Home Loan Bank - 3.2%
FHLB (Cost $8,301,957)	4.750%	12/10/32	$ 8,000,000	$ 8,334,394

U.S. TREASURY OBLIGATIONS - 35.0%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 35.0%
U.S. Treasury Notes	3.750%	04/30/27	$ 200,000	$ 200,297
U.S. Treasury Notes	2.250%	08/15/27	1,000,000	975,195
U.S. Treasury Notes	4.625%	04/30/29	2,545,000	2,626,321
U.S. Treasury Notes	4.125%	11/30/29	3,750,000	3,810,351
U.S. Treasury Notes	3.500%	01/31/30	11,050,000	10,956,766
U.S. Treasury Notes	1.500%	02/15/30	13,050,000	11,899,969
U.S. Treasury Notes	4.000%	02/28/30	9,500,000	9,611,328
U.S. Treasury Notes	0.875%	11/15/30	13,800,000	11,966,109
U.S. Treasury Notes	2.875%	05/15/32	13,050,000	12,269,039
U.S. Treasury Notes	2.750%	08/15/32	13,770,000	12,801,797
U.S. Treasury Notes	4.000%	02/15/34	11,000,000	10,972,500
U.S. Treasury Notes	4.375%	05/15/34	4,000,000	4,093,125
Total U.S. Treasury Obligations (Cost $90,666,799)				$ 92,182,797

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 0.6%	Shares	Value
Financials - 0.6%
Allstate Corp. (The), 5.10%, 01/15/53 (Cost $1,446,031)	59,890	$ 1,564,926

MONEY MARKET FUNDS - 0.3%	Shares	Value
First American Government Obligations Fund - Class Z, 4.01% (b) (Cost $741,362)	741,362	$ 741,362

Investments at Value - 99.2% (Cost $257,621,149)		$ 260,896,676

Other Assets in Excess of Liabilities - 0.8%		2,197,346

Net Assets - 100.0%		$ 263,094,022

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	The rate shown is the 7-day effective yield as of September 30, 2025.

plc	- Public Limited Company
RFUCCT	- Refinitiv USD IBOR Cash Fallbacks
SOFR	- Secured Overnight Financing Rate

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

CORPORATE BONDS - 65.9%	Coupon	Maturity	Par Value	Value
Finance - 31.9%
Allstate Corp. (The)	0.750%	12/15/25	$ 3,915,000	$ 3,886,441
American Express Co.	1.650%	11/04/26	2,900,000	2,828,062
American Express Co.	2.550%	03/04/27	1,000,000	980,500
AON plc	3.875%	12/15/25	3,700,000	3,693,396
Bank of America Corp.	5.202%	04/25/29	3,100,000	3,177,270
Enterprise Products Operating, LLC	5.050%	01/10/26	1,100,000	1,102,023
Essex Portfolio, L.P.	3.375%	04/15/26	3,773,000	3,752,794
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	3,265,000	3,439,839
Huntington Bancshares, Inc.	6.208%	08/21/29	3,525,000	3,709,017
JPMorgan Chase & Co.	3.540%	05/01/28	3,810,000	3,775,833
KeyCorp, Series O	4.150%	10/29/25	2,500,000	2,499,322
Morgan Stanley	3.591%	07/22/28	4,070,000	4,027,108
MPLX, L.P.	1.750%	03/01/26	3,820,000	3,779,751
National Retail Properties, Inc.	4.000%	11/15/25	2,965,000	2,961,939
NNN REIT, Inc.	3.600%	12/15/26	760,000	755,223
PNC Financial Services Group, Inc. (The)	4.200%	11/01/25	1,385,000	1,384,291
PNC Financial Services Group, Inc. (The)	4.050%	07/26/28	2,640,000	2,633,883
Truist Financial Corp.	4.590%	09/17/29	1,420,000	1,429,456
Truist Financial Corp.	2.250%	03/11/30	2,275,000	2,073,598
U.S. Bancorp, Series MTN	3.100%	04/27/26	3,540,000	3,518,813
Wells Fargo & Co., Series M	4.100%	06/03/26	3,215,000	3,210,135
				58,618,694
Industrials - 22.3%
Becton Dickinson & Co.	3.700%	06/06/27	3,137,000	3,116,172
Cisco Systems, Inc.	4.800%	02/26/27	3,525,000	3,568,085
Dover Corp.	3.150%	11/15/25	3,048,000	3,041,457
Enterprise Products Operating, LLC	4.150%	10/16/28	2,630,000	2,637,373
Johnson Controls International plc	3.900%	02/14/26	3,725,000	3,716,985
Parker-Hannifin Corp.	3.250%	03/01/27	3,235,000	3,201,571
Parker-Hannifin Corp.	4.250%	09/15/27	640,000	643,152
Roper Technologies, Inc.	1.400%	09/15/27	2,880,000	2,738,029
Starbucks Corp.	4.850%	02/08/27	3,675,000	3,711,381
Target Corp.	3.375%	04/15/29	2,870,000	2,809,765
T-Mobile USA, Inc.	2.250%	02/15/26	2,000,000	1,984,267
T-Mobile USA, Inc.	3.750%	04/15/27	1,000,000	994,115

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 65.9% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 22.3% (Continued)
Union Pacific Corp.	3.950%	09/10/28	$ 1,200,000	$ 1,201,864
Verizon Communications, Inc.	2.100%	03/22/28	3,810,000	3,633,120
Xylem, Inc.	3.250%	11/01/26	2,406,000	2,381,466
Xylem, Inc.	1.950%	01/30/28	1,542,000	1,470,887
				40,849,689
Utilities - 11.7%
Duke Energy Corp.	3.150%	08/15/27	2,266,000	2,229,690
Emerson Electric Co.	2.000%	12/21/28	4,175,000	3,929,631
Eversource Energy, Series U	1.400%	08/15/26	1,985,000	1,937,256
Eversource Energy, Series DD	5.000%	01/01/27	1,785,000	1,801,500
Florida Power & Light Co.	4.400%	05/15/28	3,690,000	3,730,963
National Rural Utilities Cooperative Finance Corp. (The)	3.250%	11/01/25	2,000,000	1,997,676
National Rural Utilities Cooperative Finance Corp. (The)	3.400%	02/07/28	1,695,000	1,670,011
Virginia Electric & Power Co., Series B	2.950%	11/15/26	2,805,000	2,768,759
Virginia Electric & Power Co., Series A	3.500%	03/15/27	1,000,000	992,369
Xcel Energy, Inc.	4.000%	06/15/28	500,000	499,456
				21,557,311

Total Corporate Bonds (Cost $119,819,590)				$ 121,025,694

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.1%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 4.3%
FHLMC, Pool #SB-0037	2.500%	12/01/27	$ 120,426	$ 118,793
FHLMC, Pool #G1-5973	3.000%	07/01/31	435,991	426,696
FHLMC, Pool #V6-1479, Series V6-1479	2.500%	01/01/32	1,786,940	1,723,912
FHLMC, Pool #G1-8642	3.500%	04/01/32	579,195	570,741
FHLMC, Pool #ZT-1964	3.500%	06/01/32	494,990	487,840
FHLMC, Pool #G1-6330	3.500%	08/01/32	439,409	434,454
FHLMC, Series 4980, Class DB	1.250%	10/25/34	1,557,073	1,427,041
FHLMC, Pool #ZS-9286	4.500%	04/01/35	527,012	529,541
FHLMC, Series 4125, Class KP	2.500%	05/15/41	263,262	255,490
FHLMC, Series 4009, Class PA	2.000%	06/15/41	37,620	36,611

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.1% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 4.3% (Continued)
FHLMC, Pool #2B-0350 (RFUCCT1Y + 186) (a)	6.860%	04/01/42	$ 948	$ 958
FHLMC, Series 5301, Class ED	5.000%	04/01/53	1,885,769	1,903,776
				7,915,853
Federal National Mortgage Association - 8.8%
FNMA, Series 2013-1, Class LA	1.250%	02/25/28	218,354	211,970
FNMA, Pool #AL9230	3.500%	12/01/29	174,677	173,159
FNMA, Pool #MA0384	5.000%	04/01/30	90,622	91,675
FNMA, Pool #FM1926	3.000%	09/01/32	435,773	427,173
FNMA, Series 2013-3, Class DK	1.750%	02/25/33	328,940	310,129
FNMA, Pool #FM2287	4.500%	03/01/34	516,075	521,400
FNMA, Series 2020 B	4.500%	07/01/34	642,553	645,574
FNMA, Pool #FM2989	3.000%	09/01/34	478,836	466,836
FNMA, Pool #AL7077	4.000%	07/01/35	336,518	332,625
FNMA, Pool #FM4481	1.500%	10/01/35	3,881,517	3,505,734
FNMA, Pool #CA7891	1.500%	11/01/35	827,123	752,281
FNMA, Series 2020-044, Class TE	2.000%	12/25/35	995,442	927,319
FNMA, Pool #MA4330	2.500%	05/01/36	2,037,066	1,921,301
FNMA, Pool #FS6096	2.000%	03/01/37	2,728,695	2,532,668
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	20,608	20,345
FNMA, Pool #AY0089 (RFUCCT1Y + 160) (a)	6.273%	12/01/44	78,319	79,668
FNMA, Pool #AL8183 (RFUCCT1Y + 160) (a)	6.825%	02/01/46	51,570	52,467
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	4,038,789	3,103,465
				16,075,789

Total Collateralized Mortgage Obligations (Cost $25,420,802)				$ 23,991,642

MUNICIPAL BONDS - 3.5%	Coupon	Maturity	Par Value	Value
Allegheny County Pennsylvania, Series C-79	0.973%	11/01/25	$ 1,835,000	$ 1,830,349
Charlotte North Carolina Certificates of Participation Taxable Governmental Facilities	4.238%	06/01/27	465,000	467,378

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 3.5% (Continued)	Coupon	Maturity	Par Value	Value
Charlotte North Carolina Certificates of Participation Taxable Governmental Facilities	4.169%	06/01/28	$ 725,000	$ 729,053
Cincinnati Children's Hospital Medical Center, Series 2016Y	2.853%	11/15/26	1,000,000	983,468
Commonwealth Financing Authority Pennsylvania Revenue, Series 2006-C	5.197%	06/01/26	365,000	367,849
Wisconsin State General Fund Annual Appropriation Revenue, Series 2023-A	4.330%	05/01/27	1,460,000	1,473,778
Wisconsin State General Fund Annual Appropriation Revenue, Series 2023-A	4.330%	05/01/27	540,000	543,959
Total Municipal Bonds (Cost $6,375,606)				$ 6,395,834

U.S. GOVERNMENT & AGENCIES - 1.1%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 1.1%
FHLMC (Cost $1,955,005)	3.810%	07/01/29	$ 2,000,000	$ 1,983,622

U.S. TREASURY OBLIGATIONS - 15.4%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 15.4%
U.S. Treasury Notes	2.750%	02/15/28	$ 5,050,000	$ 4,950,184
U.S. Treasury Notes	2.875%	05/15/28	6,020,000	5,907,595
U.S. Treasury Notes	3.125%	11/15/28	3,110,000	3,062,621
U.S. Treasury Notes	2.625%	02/15/29	5,800,000	5,612,406
U.S. Treasury Notes	2.375%	05/15/29	8,300,000	7,938,820
U.S. Treasury Notes	1.500%	02/15/30	1,000,000	911,875
Total U.S. Treasury Obligations (Cost $27,946,448)				$ 28,383,501

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.2%	Shares	Value
First American Government Obligations Fund - Class Z, 4.01% (b) (Cost $481,719)	481,719	$ 481,719

Investments at Value - 99.2% (Cost $181,999,170)		$ 182,262,012

Other Assets in Excess of Liabilities - 0.8%		1,407,001

Net Assets - 100.0%		$ 183,669,013

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	The rate shown is the 7-day effective yield as of September 30, 2025.

plc	- Public Limited Company
RFUCCT	- Refinitiv USD IBOR Cash Fallbacks
SOFR	- Secured Overnight Financing Rate

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

CORPORATE BONDS - 60.8%	Coupon	Maturity	Par Value	Value
Finance - 24.2%
Allstate Corp. (The)	5.250%	03/30/33	$ 300,000	$ 311,138
American Express Co.	5.532%	04/25/30	675,000	705,168
Bank of America Corp.	5.202%	04/25/29	685,000	702,074
Bank of New York Mellon Corp. (The), Series J	4.289%	06/13/33	735,000	723,266
Essex Portfolio, L.P.	3.000%	01/15/30	775,000	733,971
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	660,000	695,343
Huntington Bancshares, Inc.	4.443%	08/04/28	335,000	336,543
Huntington Bancshares, Inc.	2.550%	02/04/30	400,000	370,297
Iron Mountain, Inc., 144A	5.250%	03/15/28	240,000	239,475
JPMorgan Chase & Co. (SOFR + 379) (a)	4.493%	03/24/31	775,000	782,223
Keycorp	6.401%	03/06/35	450,000	488,259
Morgan Stanley	3.591%	07/22/28	945,000	935,041
MSCI, Inc., 144A	4.000%	11/15/29	485,000	474,161
National Retail Properties, Inc.	4.300%	10/15/28	710,000	712,172
PNC Financial Services Group, Inc. (The)	3.450%	04/23/29	675,000	660,935
Prologis, Inc.	5.125%	01/15/34	730,000	749,814
SBA Communications Corp.	3.875%	02/15/27	245,000	241,263
Truist Financial Corp.	2.250%	03/11/30	1,070,000	975,275
U.S. Bancorp, Series BB	4.967%	07/22/33	965,000	969,460
Wells Fargo & Co., Series O	4.300%	07/22/27	755,000	757,686
				12,563,564
Industrials - 27.3%
ADT, Inc., 144A	4.125%	08/01/29	265,000	256,324
Allison Transmission, Inc., 144A	4.750%	10/01/27	245,000	243,284
Ball Corp.	6.875%	03/15/28	445,000	453,354
Becton Dickinson & Co.	3.700%	06/06/27	220,000	218,539
Becton Dickinson & Co.	2.823%	05/20/30	330,000	309,501
Bellring Brands, Inc., 144A	7.000%	03/15/30	475,000	490,777
CVS Health Corp.	4.300%	03/25/28	615,000	615,377
Dover Corp.	2.950%	11/04/29	545,000	518,407
Duke Energy Corp.	2.450%	06/01/30	785,000	723,087
Element Solutions, Inc., 144A	3.875%	09/01/28	260,000	252,327
ESAB Corp., 144A	6.250%	04/15/29	225,000	231,234
HCA Healthcare, Inc.	5.600%	04/01/34	470,000	488,046
Hologic, Inc., 144A	3.250%	02/15/29	390,000	376,579

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 60.8% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 27.3% (Continued)
Home Depot, Inc. (The)	4.750%	06/25/29	$ 450,000	$ 461,026
Honeywell International, Inc.	5.000%	02/15/33	200,000	205,585
Honeywell International, Inc.	5.000%	03/01/35	810,000	822,637
Johnson Controls International plc	3.900%	02/14/26	100,000	99,785
Kroger Co.	1.700%	01/15/31	590,000	515,732
Mattel, Inc., 144A	3.750%	04/01/29	255,000	246,677
Parker-Hannifin Corp.	3.250%	03/01/27	385,000	381,022
PepsiCo, Inc., Series 2020 D	5.000%	02/07/35	960,000	981,980
Rolls Royce Holdings plc, 144A	5.750%	10/15/27	400,000	410,865
Roper Technologies, Inc.	1.750%	02/15/31	860,000	749,519
Sealed Air Corp., 144A	6.500%	07/15/32	235,000	243,650
SS&C Technologies, Inc., 144A	5.500%	09/30/27	245,000	244,995
Target Corp.	5.000%	04/15/35	970,000	981,952
T-Mobile U.S., Inc.	2.625%	02/15/29	540,000	512,620
TransDigm, Inc., 144A	6.375%	03/01/29	235,000	240,376
Twilio, Inc.	3.625%	03/15/29	255,000	243,073
United Rentals North America, Inc.	4.875%	01/15/28	475,000	473,796
Verizon Communications, Inc.	2.100%	03/22/28	500,000	476,787
Walmart, Inc.	4.900%	04/28/35	485,000	498,347
Yum! Brands, Inc., 144A	4.750%	01/15/30	230,000	228,501
				14,195,761
Utilities - 9.3%
Berkshire Hathaway, Inc.	3.700%	07/15/30	300,000	293,924
Eversource Energy, Series BB	5.125%	05/15/33	715,000	725,111
Florida Power & Light Co.	5.100%	04/01/33	925,000	957,236
Georgia Power Co., Series 2019B	2.650%	09/15/29	230,000	217,796
Interstate Power & Light Co.	4.100%	09/26/28	705,000	703,481
MPLX, L.P.	5.500%	06/01/34	470,000	479,161
National Rural Utilities Cooperative Finance Corp. (The)	3.400%	02/07/28	500,000	492,629
Virginia Electric & Power Co., Series A	3.500%	03/15/27	215,000	213,359

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 60.8% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 9.3% (Continued)
Xcel Energy, Inc.	3.400%	06/01/30	$ 750,000	$ 719,328
				4,802,025

Total Corporate Bonds (Cost $30,940,255)				$ 31,561,350

COLLATERALIZED MORTGAGE OBLIGATIONS - 27.3%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 8.6%
FHLMC, Pool #ZS-9278	4.000%	05/01/37	$ 251,291	$ 247,966
FHLMC, Pool #ZS-9278	2.000%	05/01/42	1,299,197	1,128,728
FHLMC, Series 4709, Class EA	3.000%	01/15/46	502,555	489,419
FHLMC, Series 5220, Class KC	3.500%	01/25/46	248,857	242,829
FHLMC, Pool #SD-0695	4.000%	12/01/49	952,691	919,522
FHLMC, Pool #QC-6512	2.500%	09/01/51	680,787	584,252
FHLMC, Series 5189, Class PG	2.500%	09/25/51	243,569	225,474
FHLMC, Pool #SD-0767	3.000%	11/01/51	381,408	340,760
FHLMC, Series 5301, Class ED	5.000%	04/01/53	264,008	266,529
				4,445,479
Federal National Mortgage Association - 17.8%
FNMA, Pool #MA1222	4.000%	10/01/32	229,285	227,777
FNMA, Pool #AL5491	4.000%	06/01/34	212,445	210,517
FNMA, Series 2022-25, Class KA	1.520%	08/21/35	1,000,000	748,042
FNMA, Series 2025-52, Class HV	3.500%	10/25/36	508,514	483,612
FNMA, Pool #MA3071	4.000%	07/01/37	282,859	278,551
FNMA, Pool #FM9469	4.000%	08/01/39	174,222	170,414
FNMA, Pool #FS9716	2.000%	08/01/42	1,220,774	1,062,879
FNMA, Pool #AU7025	3.000%	11/01/43	300,102	276,463
FNMA, Pool #MA2895	3.000%	02/01/47	365,765	330,819
FNMA, Pool #CA2479	4.500%	10/01/48	803,974	797,041
FNMA, Pool #FS4218	4.000%	10/01/49	799,605	777,498
FNMA, Pool #FS8716	3.500%	08/01/50	1,277,539	1,193,575
FNMA, Pool #CB0734	3.000%	06/01/51	509,068	454,966
FNMA, Pool #FA0053	4.000%	08/01/51	1,003,570	960,352
FNMA, Pool #FS1074	3.000%	03/01/52	742,562	665,841
FNMA, Pool #FS4520	3.000%	04/01/52	370,026	330,572

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 27.3% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 17.8% (Continued)
FNMA, Pool #FS4608	3.000%	05/01/52	$ 321,844	$ 288,039
				9,256,958
Government National Mortgage Association - 0.9%
GNMA, Pool #MA7852M	2.000%	02/20/37	520,512	484,705

Total Collateralized Mortgage Obligations (Cost $14,052,147)				$ 14,187,142

U.S. TREASURY OBLIGATIONS - 10.7%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 7.6%
U.S. Treasury Bonds	4.250%	05/15/39	$ 190,000	$ 187,031
U.S. Treasury Bonds	2.250%	05/15/41	1,300,000	963,016
U.S. Treasury Bonds	2.375%	02/15/42	1,310,000	970,423
U.S. Treasury Bonds	2.500%	02/15/45	1,200,000	859,500
U.S. Treasury Bonds	2.750%	08/15/47	300,000	217,406
U.S. Treasury Bonds	2.000%	02/15/50	260,000	155,472
U.S. Treasury Bonds	2.000%	08/15/51	1,025,000	600,426
				3,953,274
U.S. Treasury Notes - 3.1%
U.S. Treasury Notes (b)	1.625%	05/15/26	180,000	177,603
U.S. Treasury Notes	2.750%	07/31/27	60,000	59,063
U.S. Treasury Notes	2.875%	05/15/32	1,250,000	1,175,195
U.S. Treasury Notes	4.625%	02/15/35	150,000	155,906
				1,567,767

Total U.S. Treasury Obligations (Cost $5,971,653)				$ 5,521,041

PREFERRED STOCKS - 0.3%			Shares	Value
Financials - 0.3%
Allstate Corp. (The), 5.10%, 01/15/53 (Cost $170,386)			6,500	$ 169,845

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.2%	Shares	Value
First American Government Obligations Fund - Class Z, 4.01% (c) (Cost $83,916)	83,916	$ 83,916

Investments at Value - 99.3% (Cost $51,218,357)		$ 51,523,294

Other Assets in Excess of Liabilities - 0.7%		386,457

Net Assets - 100.0%		$ 51,909,751

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	All or a portion of the security is segregated as collateral on futures contracts. Total fair value of collateral as of September 30, 2025 is $148,022.
(c)	The rate shown is the 7-day effective yield as of September 30, 2025.

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $4,179,225 as of September 30, 2025, representing 8.1% of net assets.
plc	- Public Limited Company
SOFR	- Secured Overnight Financing Rate

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF FUTURES CONTRACTS
September 30, 2025 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value at Purchase	Notional Value	Value/Unrealized Appreciation
Treasury Futures
U.S. Treasury Long Bond Future	18	12/19/2025	$ 2,057,805	$ 2,098,687	$ 40,883
Ultra 10-Year U.S. Treasury Note Future	10	12/19/2025	1,144,787	1,150,781	5,993
Ultra U.S. Treasury Bond Future	7	12/19/2025	817,211	840,438	23,227
Total Futures Contracts			$ 4,019,803	$ 4,089,906	$ 70,103

The average monthly notional value of futures contracts during the nine months ended September 30, 2025 was $3,908,337.

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

MUNICIPAL BONDS - 98.4%	Coupon	Maturity	Par Value	Value
Anticipation Notes - City - 0.7%
Fairfield Ohio Bond Anticipation Notes Various Purpose	4.000%	04/14/26	$ 688,000	$ 692,687
Lakewood Ohio Anticipation Notes Various Purpose Improvement	4.000%	04/09/26	500,000	502,417
				1,195,104
General Obligation - City - 8.7%
Akron Ohio Various Purpose, Series 2024	4.250%	12/01/44	1,000,000	973,798
Cincinnati Ohio GO Unlimited, Series 2017-A	4.000%	12/01/32	1,000,000	1,026,787
Cincinnati Ohio Various Purpose Improvement, Series B	4.000%	12/01/44	920,000	873,236
Dayton Ohio Refunding and Improvement, Series 2024	5.000%	12/01/41	1,005,000	1,073,372
Frisco Texas Certificates Obligation, Series B	5.000%	02/15/37	565,000	637,800
Grandview Heights Ohio Municipal Facilities Construction and Improvement, Series 2023	4.000%	12/01/46	3,000,000	2,821,760
Jefferson Township Ohio Fire Facilities	5.000%	12/01/38	520,000	579,696
Jefferson Township Ohio Fire Facilities	4.500%	12/01/44	420,000	436,350
Kirtland Ohio Various Purpose Notes	5.000%	04/15/26	1,500,000	1,520,486
Lakewood Ohio GO Limited, Series A	5.000%	12/01/36	500,000	509,971
Pearland Texas Certificates Obligation, Series B	5.000%	09/01/32	420,000	475,971
Pearland Texas Certificates Obligation, Series B	5.250%	09/01/50	500,000	529,644
Reynoldsburg Ohio Capital Facilities, Series 2024	4.250%	12/01/49	1,450,000	1,380,875
Reynoldsburg Ohio Capital Facilities, Series 2024	4.250%	12/01/50	1,510,000	1,435,355
Seven Hills Ohio Bond Anticipation Notes Various Purpose, Series 2025	4.125%	04/02/26	465,000	468,298
White Settlement Texas Refunding, Series 2025	5.000%	02/15/34	1,000,000	1,146,139
				15,889,538
General Obligation - County - 0.5%
Lucas County Ohio GO Limited, Series 2017	4.000%	10/01/28	1,000,000	1,000,956

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.4% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - State - 0.3%
Ohio State Common Schools, Series 2025-A	5.000%	06/15/42	$ 500,000	$ 544,814

Higher Education - 22.3%
Bowling Green State University Ohio Revenue, Series 2020-A	4.000%	06/01/45	2,830,000	2,576,609
Cuyahoga County Ohio Community College GO Unlimited, Series 2018	4.000%	12/01/33	1,275,000	1,283,603
Illinois Finance Authority Revenue Refunding Illinois Wesleyan University, Series 2016	5.000%	09/01/26	580,000	591,369
Indiana Financial Authorities Educational Facilities Revenue, Series 2024	5.000%	02/01/28	500,000	525,736
Indiana Financial Authorities Educational Facilities Revenue, Series 2021	4.000%	02/01/29	940,000	977,186
Indiana Financial Authorities Educational Facilities Revenue, Series 2021	5.000%	02/01/32	1,065,000	1,178,535
Kent State University Ohio Revenue, Series 2020-A	5.000%	05/01/45	950,000	973,921
Miami University Ohio General Receipts Revenue, Series 2020-A	4.000%	09/01/45	3,110,000	2,906,348
Ohio Higher Education Facilities Revenue - Case Western Reserve University, Series 2021-A	4.000%	12/01/44	1,250,000	1,176,025
Ohio Higher Education Facilities Revenue - Denison University, Series 2017-A	5.000%	11/01/42	1,700,000	1,716,354
Ohio Higher Education Facilities Revenue - Denison University, Series 2021-A	5.000%	11/01/53	5,000,000	5,113,950
Ohio Higher Education Facilities Revenue - John Carroll	5.000%	10/01/29	565,000	598,076
Ohio Higher Education Facilities Revenue - John Carroll	5.000%	10/01/30	935,000	998,270
Ohio Higher Education Facilities Revenue - Kenyon College	4.000%	07/01/40	700,000	668,344
Ohio Higher Education Facilities Revenue - Oberlin College, Series A	5.250%	10/01/53	1,000,000	1,044,138

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.4% (Continued)	Coupon	Maturity	Par Value	Value
Higher Education - 22.3% (Continued)
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-B	4.000%	12/01/33	$ 620,000	$ 629,201
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-A	5.000%	02/01/35	1,350,000	1,444,741
Ohio Higher Education Facilities Revenue - University of Dayton	4.000%	02/01/36	1,050,000	1,056,815
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-A	5.000%	12/01/36	2,010,000	2,074,234
Ohio Higher Education Facilities Revenue - Xavier University	5.000%	05/01/29	600,000	641,961
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	5.000%	05/01/29	540,000	577,765
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	5.000%	05/01/30	570,000	617,541
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	5.000%	05/01/32	630,000	673,697
Ohio Higher Education Facilities Revenue - Xavier University	5.000%	05/01/32	605,000	663,725
Ohio Higher Education Facilities Revenue - Xavier University	4.500%	05/01/36	1,000,000	981,022
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	4.000%	05/01/38	600,000	566,873
Ohio State University General Receipts, Series 2023-C	5.250%	12/01/46	535,000	569,751
Ohio State University General Receipts, Series 2021-A	4.000%	12/01/48	2,270,000	2,072,734
University of Akron Ohio General Receipts Revenue, Series 2015-A	5.000%	01/01/28	410,000	410,640
University of Akron Ohio General Receipts Revenue, Series 2014-A	5.000%	01/01/29	650,000	650,979
University of Akron Ohio General Receipts Revenue, Series 2016-A	5.000%	01/01/29	435,000	441,323
University of Akron Ohio General Receipts Revenue, Series 2015-A	5.000%	01/01/30	720,000	720,987
University of Akron Ohio General Receipts Revenue, Series 2021-A	5.000%	01/01/31	390,000	433,753

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.4% (Continued)	Coupon	Maturity	Par Value	Value
Higher Education - 22.3% (Continued)
University of Akron Ohio General Receipts Revenue, Series 2016-A	5.000%	01/01/33	$ 1,000,000	$ 1,011,456
University of Akron Ohio General Receipts Revenue, Series 2018-A	5.000%	01/01/34	400,000	419,046
University of Cincinnati General Receipts Revenue, Series 2024-A	5.250%	06/01/54	1,000,000	1,044,488
University of North Dakota Certificate of Participation, Series 2021-A	4.000%	06/01/37	555,000	557,917
				40,589,113
Hospital/Health Bonds - 10.8%
Allen County Ohio Hospital Facilities Revenue Bons Secours Mercy Health	5.000%	12/01/30	380,000	416,468
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2016-C	4.000%	11/01/36	800,000	800,779
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2016-C	4.000%	11/01/40	1,340,000	1,297,829
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2019-A	5.000%	11/01/48	1,500,000	1,580,102
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's, Series 2019-CC	5.000%	11/15/41	2,410,000	2,666,490
Montgomery County Ohio Hospital Revenue Dayton Childrens, Series 2021	4.000%	08/01/39	1,200,000	1,189,775
Montgomery County Ohio Hospital Revenue Dayton Childrens, Series 2021	4.000%	08/01/46	2,000,000	1,827,698
Ohio Hospital Facility Revenue Refunding Cleveland Clinic Health, Series 2017-A	4.000%	01/01/36	3,100,000	3,119,125
Ohio Hospital Facility Revenue Refunding Cleveland Clinic Health, Series 2019-B	4.000%	01/01/42	1,320,000	1,266,109
Ohio State Hospital Revenue University Hospital Health System Incorporate, Series 2020-A	5.000%	01/15/50	750,000	758,375
Pennsylvania Economic Development Financing Authority UPMC Revenue, Series 2025-A	5.000%	03/15/60	3,610,000	3,974,224

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.4% (Continued)	Coupon	Maturity	Par Value	Value
Hospital/Health Bonds - 10.8% (Continued)
South Carolina Jobs Economic Development Authority Hospital Facilities Revenue Bond Secours Mercy Health Incorporate, Series 2025-B-2	5.000%	11/01/49	$ 700,000	$ 773,429
				19,670,403
Housing - 7.2%
Colorado State Certificate of Participation, Series 2020-A	4.000%	12/15/39	2,000,000	1,985,713
Columbus Franklin County Ohio Finance Authority Multifamily Housing, Series A	4.460%	11/01/44	2,000,000	1,946,528
FHLMC, Series M-053	2.550%	06/15/35	3,540,000	3,166,109
FHLMC Multifamily ML Certificates (Freddie Mac Guaranty Agreement), Series A-US	3.400%	01/25/36	1,794,092	1,702,287
Kentucky Certificates of Participation, Series A	4.000%	04/15/31	500,000	514,763
Kentucky Property and Buildings Commission Revenue, Series A	5.000%	05/01/34	500,000	558,197
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2019-C	3.875%	05/01/50	790,000	795,459
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2020-C	3.500%	11/01/50	1,470,000	1,469,960
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2020-A	3.500%	11/01/50	455,000	454,990
Ohio Housing Finance Agency Residential Mortgage Revenue, Series 2017-A	3.700%	03/01/32	520,000	520,490
				13,114,496
Multi-Family Housing - 2.1%
Denver Colorado City and County Multi Family Housing Revenue, Series 2025-B	5.000%	10/01/28	1,000,000	1,038,687
Durham North Carolina Housing Authority Multi Family Housing Revenue, Series 2025	3.625%	04/01/29	1,120,000	1,138,974

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.4% (Continued)	Coupon	Maturity	Par Value	Value
Multi-Family Housing - 2.1% (Continued)
Greene County Ohio Port Authority Multi Family Housing Revenue, Series 2025	4.660%	12/01/40	$ 610,000	$ 628,639
Ohio Housing Finance Agency Multi Family Revenue, Series 2025	3.700%	11/01/47	1,000,000	1,012,493
				3,818,793
Other Revenue - 15.0%
Akron Ohio Income Tax Revenue, Series 2019	4.000%	12/01/31	870,000	894,618
American Municipal Power Ohio Incorporate Revenue - Hydroelectric Projects, Series 2024-A	5.000%	02/15/42	500,000	528,229
American Municipal Power Ohio Incorporate Revenue - Hydroelectric Projects, Series 2024-A	5.000%	02/15/43	710,000	744,805
American Municipal Power Ohio Incorporate Revenue - Hydroelectric Projects, Series 2024-A	5.000%	02/15/44	740,000	771,841
Baytown Texas Certificates Obligation, Series 2022	4.250%	02/01/40	1,045,000	1,046,198
Black Belt Energy Gas District Alabama Gas Project Revenue Project Number 6, Series B	4.000%	10/01/52	580,000	586,823
Black Belt Energy Gas District Alabama Gas Project Revenue Refunding, Series D-1	5.500%	06/01/49	2,815,000	3,005,732
Concord Industry Community Schools Building Corp., Series 2024	5.000%	07/15/41	1,000,000	1,080,269
Energy Southeast Alabama Cooperative District Energy Supply Revenue, Series A-1	5.500%	11/01/53	500,000	549,253
Energy Southeast Alabama Cooperative District Energy Supply Revenue, Series B	5.250%	07/01/54	2,525,000	2,762,994
Hamilton County Ohio Economic Development King Highland Community Urban Redevelopment Corp. Revenue, Series 2015	5.000%	06/01/30	655,000	655,949

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.4% (Continued)	Coupon	Maturity	Par Value	Value
Other Revenue - 15.0% (Continued)
Mobile Alabama Industrial Development Board Pollution Control Revenue, Series 2008-B	3.300%	07/15/34	$ 2,000,000	$ 2,001,012
Monroe County Georgia Development Authority Pollution Control Revenue, Series 2009	1.000%	07/01/49	1,000,000	976,004
Ohio Turnpike Revenue, Series 2021-A	5.000%	02/15/46	1,990,000	2,051,529
Port Greater Cincinnati Development Authority Ohio Tax Increment Revenue, Series 2024	5.000%	12/01/44	1,000,000	975,907
Riversouth Ohio Authority Revenue, Series 2016	4.000%	12/01/31	700,000	701,107
Rockport Industry Pollution Control Revenue Refunding Industry Michigan Power Co., Series 2025-A	3.700%	06/01/47	1,850,000	1,895,173
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/36	400,000	404,028
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/37	575,000	577,135
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/38	400,000	398,046
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/39	400,000	392,609
Summit County Ohio Development Finance Authority, Series 2018	4.000%	12/01/28	435,000	435,676
Texas Municipal Gas Acquisition and Supply Corp. V Gas Supply Revenue	5.000%	01/01/55	1,170,000	1,264,708
Wise County Virginia Industrial Development Authority Solid Waste and Disposal Revenue - Virginia Electric and Power Co. Project, Series A	3.800%	11/01/40	2,500,000	2,538,011
				27,237,656
Revenue Bonds - Facility - 0.3%
Franklin County Convention Facilities Authority, Series 2019	5.000%	12/01/32	505,000	549,354

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.4% (Continued)	Coupon	Maturity	Par Value	Value
Revenue Bonds - Water & Sewer - 4.6%
Ohio State Water Development Authority Revenue, Series 2021	5.000%	06/01/46	$ 4,215,000	$ 4,388,816
Ohio State Water Development Authority Revenue, Series 2021-A	4.000%	12/01/46	3,880,000	3,666,170
St. Charles County Missouri Public Water Supply Dist. 2 Certificates of Participation, Series 2016-C	4.000%	12/01/31	400,000	400,633
				8,455,619
School District - 24.9%
Aldine Texas Independent School District Refunding Building, Series B	5.000%	02/15/39	755,000	826,653
Allen Park Michigan Public School District	4.500%	11/01/50	850,000	836,270
Athens City School District, Series 2019-A	4.000%	12/01/33	750,000	776,539
Athens City School District, Series 2024	4.000%	12/01/53	1,595,000	1,427,431
Bellbrook-Sugarcreek Ohio LSD GO Unlimited, Series 2016	4.000%	12/01/31	325,000	325,723
Bellefontaine Ohio SCD GO Unlimited (National RE Insured), Series 2005	5.500%	12/01/26	425,000	432,492
Berea Ohio CSD GO Unlimited, Series 2017	4.000%	12/01/31	500,000	505,837
Bexar Texas Refunding Limited, Series 2019	4.000%	06/15/37	1,360,000	1,365,804
Brecksville Ohio GO Limited, Series 2022	4.000%	12/01/51	1,885,000	1,699,527
Bullit Kentucky School District Finance Corp., Series 2023-A	4.000%	03/01/37	1,255,000	1,271,199
Carlisle Ohio LSD Refunding, Series 2025	5.000%	12/01/43	510,000	539,972
Cleveland Heights and University Heights Ohio CSD GO Unlimited, Series 2017	4.000%	12/01/32	1,000,000	1,025,547
Dexter Michigan CSD GO Unlimited, Series 2017	4.000%	05/01/31	670,000	681,609
Elyria Ohio SCD GO Unlimited (SDCP), Series A	4.000%	12/01/30	700,000	708,899
Fayette County Kentucky Board of Education, Series A	4.000%	04/01/49	1,000,000	886,406
Festus Missouri R Vi SD Lease Certificates Participation, Series 2019	5.000%	04/01/30	730,000	781,520
Fort Bend Texas Independent School District Various Refunding, Series 2025-B	3.800%	08/01/55	1,000,000	1,026,257

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.4% (Continued)	Coupon	Maturity	Par Value	Value
School District - 24.9% (Continued)
Green County Ohio Vocational SD GO Unlimited, Series 2019	4.000%	12/01/35	$ 1,000,000	$ 1,019,570
Gunnison Watershed Colorado School District, Series 2023	5.000%	12/01/42	605,000	640,975
Hudson Ohio CSD GO Unlimited, Series 2018	4.000%	12/01/33	800,000	805,398
Kettering Ohio CSD GO Unlimited, Series 2016	4.000%	12/01/30	400,000	400,645
Kettering Ohio CSD GO Unlimited, Series 2007	5.250%	12/01/31	500,000	537,359
Kings LSD Ohio School Improvement, Series 2024	5.250%	12/01/54	3,090,000	3,227,148
Lancaster Pennsylvania SD, Series 2025-B	5.000%	06/01/42	750,000	799,390
Licking Heights Ohio LSD School Facilities, Series 2022	5.500%	10/01/59	200,000	210,459
Logan Hocking Ohio LSD Certificates of Participation, Series 2018	4.000%	12/01/32	420,000	420,583
Margaretta Ohio LSD Certificates of Participation School Facilities Project, Series 2025	5.500%	10/01/31	555,000	637,056
Mario Ohio LSD School Improvement, Series 2024	4.000%	12/01/49	1,295,000	1,174,456
McCracken County Kentucky SD Finance Corp., Series 2022	5.000%	08/01/32	580,000	658,418
McCreary County Kentucky SD Finance Corp., Series 2022	4.000%	12/01/35	560,000	575,788
Milford Ohio Exempt Village SD GO Unlimited (AGM Insured), Series 2007	5.500%	12/01/30	1,260,000	1,382,991
Olentangy LSD Ohio Go Unlimited, Series 2016	4.000%	12/01/31	1,000,000	1,006,898
Owensboro Kentucky Independent SD School Building Revenue, Series 2024	4.000%	04/01/44	575,000	531,149
Pickerington Ohio LSD Capital Appreciation Refunding, Series 2023	4.375%	12/01/49	1,000,000	973,320
Pickerington Ohio LSD School Facilities Construction and Improvement, Series 2023	5.000%	12/01/53	1,500,000	1,547,612

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.4% (Continued)	Coupon	Maturity	Par Value	Value
School District - 24.9% (Continued)
Powell County Kentucky SD Finance Corp. School Building Revenue, Series 2024	4.000%	02/01/45	$ 855,000	$ 782,617
Princeton Ohio CSD GO Unlimited (National RE Insured), Series 2006	5.250%	12/01/30	1,735,000	1,910,722
Pulaski County Kentucky SD Finance Corp. School Building Revenue, Series 2023	4.250%	06/01/40	1,000,000	1,001,314
Pulaski County Missouri Reorganized District Number 6 Certificates Participation, Series 2025	5.000%	04/15/30	200,000	219,264
Shaker Heights Ohio CSD Certificates Program, Series 2024	5.000%	12/15/49	875,000	902,978
Shaker Heights Ohio CSD Certificates Program	5.500%	11/01/62	2,000,000	2,141,971
Teays Valley Ohio LSD Refunding, Series 2016	4.000%	12/01/32	580,000	580,045
Warren County Kentucky Board of Education, Series 2024	4.000%	12/01/37	1,000,000	1,012,728
Washington County Kentucky Board of Education	5.000%	03/01/26	175,000	176,344
Wentzville R-IV SD of Saint Charles County Missouri Certificates of Participation, Series 2016	4.000%	04/01/30	395,000	395,306
Westerville Ohio SCD Certificate of Participation, Series 2018	5.000%	12/01/32	555,000	578,533
Willoughby-Eastlake Ohio CSD Certificates of Participation (BAM Insured), Series 2017	4.000%	03/01/30	810,000	810,644
Wyoming Ohio CSD Refunding School Improvement, Series 2025	5.000%	12/01/45	500,000	528,633
Wyoming Ohio CSD Refunding School Improvement, Series 2025	5.000%	12/01/50	500,000	521,601
Wyoming Ohio CSD Refunding School Improvement, Series 2025	5.000%	12/01/55	1,000,000	1,036,629
Wyoming Ohio CSD Refunding School Improvement, Series 2025	5.000%	12/01/61	1,000,000	1,031,894
				45,298,123
State Agency - 0.4%
Washington Certificates of Participation, Series 2022-A	5.000%	01/01/41	675,000	723,987

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.4% (Continued)	Coupon	Maturity	Par Value	Value
Water And Sewer - 0.6%
Huntertown Industry Sewage Revenue, Series 2025	4.500%	01/01/45	$ 560,000	$ 569,967
Ohio State Water Development Authority Water Pollution Control Revenue, Series A	5.000%	12/01/43	195,000	209,496
Ohio State Water Development Authority Water Pollution Control Revenue, Series D	5.000%	12/01/43	210,000	226,444
				1,005,907

Total Municipal Bonds (Cost $186,869,347)				$ 179,093,863

MONEY MARKET FUNDS - 0.5%			Shares	Value
Federated Hermes Money Market Obligations Trust - Institutional, 2.93% (a) (Cost $893,397)			893,397	$ 893,397

Investments at Value - 98.9% (Cost $187,762,744)				$ 179,987,260

Other Assets in Excess of Liabilities - 1.1%				2,107,683

Net Assets - 100.0%				$ 182,094,943

(a)	The rate shown is the 7-day effective yield as of September 30, 2025.